UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.9%
	Australia – 3.6%
52,800	ALS Ltd.	$279,119
17,760	Altium Ltd.	323,095
2,720	Blackmores Ltd.	255,864
80,560	Boral Ltd.	290,765
43,440	Carsales.Com Ltd.	399,413
40,160	Computershare Ltd.	520,353
4,400	CSL Ltd.	624,712
69,840	DuluxGroup Ltd.	348,828
122,400	Harvey Norman Holdings Ltd.	300,766
50,881	Nufarm Ltd.	231,503
115,440	Reliance Worldwide Corp. Ltd.	404,872
22,720	Woolworths Group Ltd.	486,552
		4,465,842
	Austria – 0.2%
2,400	Lenzing AG	235,457

	Belgium – 0.3%
3,520	Solvay S.A.	384,030
	Canada – 2.3%
27,200	CAE, Inc.	578,256
6,923	George Weston Ltd.	503,107
8,000	Loblaw Cos., Ltd.	387,604
5,520	Methanex Corp.	300,946
8,160	Open Text Corp.	290,226
8,000	Ritchie Bros Auctioneers, Inc.	287,703
10,720	Stantec, Inc.	255,001
5,600	West Fraser Timber Co., Ltd.	333,748
		2,936,591

	Denmark – 1.6%
160	AP Moller - Maersk A/S Class B	212,992
5,760	Chr. Hansen Holding A/S	547,062
4,000	Coloplast A/S Class B	365,889
6,320	H. Lundbeck A/S	277,494
2,640	Pandora A/S	114,576
13,520	William Demant Holding A/S*	427,195
		1,945,208

	Finland – 1.3%
7,600	Kone Oyj Class B	369,667
10,320	Metso OYJ	303,147
8,080	Nokian Renkaat Oyj	269,056
31,920	Stora Enso Oyj Class R	428,348

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Finland (Continued)
18,400	Wartsila OYJ Abp	$300,333
		1,670,551
	France – 3.2%
3,760	Air Liquide S.A.	457,112
8,240	Compagnie de Saint-Gobain S.A.	284,784
3,120	Compagnie Generale des Etablissements Michelin	339,531
4,800	Dassault Systemes	603,375
2,160	EssilorLuxottica S.A.	274,245
1,360	Kering	682,732
7,760	Legrand S.A.	460,882
3,200	Pernod Ricard S.A.	532,417
4,640	Sanofi	403,678
		4,038,756
	Germany – 3.4%
4,400	BASF SE	322,213
2,320	Continental AG	366,436
12,320	Evonik Industries AG	337,299
3,760	Fresenius Medical Care AG & Co. KGaA	277,675
5,280	HeidelbergCement AG	365,693
4,560	Merck KGaA	479,180
480	Puma S.E.	267,952
320	Rational AG	200,850
3,600	Siemens AG	395,650
4,720	Symrise AG	393,199
78,240	Telefonica Deutschland Holding AG	274,716
7,520	United Internet AG	298,471
2,000	Wirecard AG	332,072
		4,311,406
	Ireland – 0.5%
8,640	Kingspan Group PLC (Dublin)	353,928
3,920	Paddy Power Betfair PLC	323,059
		676,987
	Israel – 0.3%
9,840	Teva Pharmaceutical Industries Ltd. - ADR	195,324
9,040	Tower Semiconductor Ltd.*	134,606
		329,930
	Italy – 1.6%
63,920	Davide Campari-Milano S.p.A	575,391
5,840	De’ Longhi S.p.A.	146,084
8,080	Interpump Group S.p.A.	260,712
14,640	Moncler S.p.A	552,676

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Italy (Continued)
12,240	Salvatore Ferragamo S.p.A.	$245,714
19,520	Tenaris S.A.	245,596
		2,026,173
	Japan – 35.0%‡
48,000	Amada Holdings Co., Ltd.	481,632
8,000	Asahi Intecc Co., Ltd.	346,963
24,000	Asics Corp.	346,228
16,000	BANDAI NAMCO Holdings, Inc.	704,953
8,000	Benesse Holdings, Inc.	208,839
32,000	Brother Industries Ltd.	538,675
16,000	Calbee, Inc.	513,094
24,000	Canon, Inc.	686,722
16,000	Capcom Co., Ltd.	342,553
24,000	Casio Computer Co., Ltd.	319,103
16,000	Coca-Cola Bottlers Japan Holdings, Inc.	493,246
8,000	Colowide Co., Ltd.	173,555
8,000	CyberAgent, Inc.	257,282
32,000	Daicel Corp.	335,202
16,000	Daiichi Sankyo Co., Ltd.	553,818
16,000	Ebara Corp.	440,173
8,000	en-japan, Inc.	298,815
8,000	Ezaki Glico Co., Ltd.	397,684
8,000	Fuji Corp.	104,162
16,000	Fuji Electric Co., Ltd.	492,511
8,000	Fujitsu Ltd.	535,441
104,000	GungHo Online Entertainment, Inc.	245,594
8,000	Hamamatsu Photonics K.K.	285,951
8,000	Harmonic Drive Systems, Inc.	278,600
16,000	Hitachi Chemical Co., Ltd.	262,869
16,000	Hitachi High-Technologies Corp.	576,312
16,000	HOYA CORP.	925,921
24,000	Isetan Mitsukoshi Holdings Ltd.	246,550
16,000	Japan Airlines Co., Ltd.	582,780
8,000	JCR Pharmaceuticals Co., Ltd.	414,592
48,000	K’s Holdings Corp.	477,221
24,000	Kansai Paint Co., Ltd.	421,207
8,000	Kobayashi Pharmaceutical Co., Ltd.	507,213
8,000	Koei Tecmo Holdings Co., Ltd.	133,934
16,000	Komatsu Ltd.	405,991
8,000	Konami Holdings Corp.	368,281
16,000	Kyocera Corp.	898,870
24,000	Kyowa Hakko Kirin Co., Ltd.	458,697
8,000	Lawson, Inc.	493,246

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Japan (Continued)
16,000	M3, Inc.	$230,084
8,000	Matsumotokiyoshi Holdings Co., Ltd.	246,256
16,000	MISUMI Group, Inc.	364,605
56,000	Mitsubishi Chemical Holdings Corp.	480,140
8,000	Mixi, Inc.	202,371
16,000	MonotaRo Co., Ltd.	340,053
8,000	Morinaga & Co., Ltd.	327,851
16,000	Nabtesco Corp.	421,501
16,000	NET One Systems Co., Ltd.	332,849
24,000	NEXON Co., Ltd.*	366,517
32,000	NGK Insulators Ltd.	491,041
16,000	NGK Spark Plug Co., Ltd.	343,729
16,000	Nihon M&A Center, Inc.	399,449
8,000	Nippon Gas Co., Ltd.	292,934
8,000	Nippon Telegraph & Telephone Corp.	343,361
24,000	Nippon Television Holdings, Inc.	376,881
16,000	Nissan Chemical Corp.	849,766
24,000	Nisshinbo Holdings, Inc.	208,619
8,000	Nitto Denko Corp.	451,346
16,000	Nomura Research Institute Ltd.	652,761
24,000	NSK Ltd.	233,538
80,000	Oji Holdings Corp.	462,372
8,000	OKUMA Corp.	412,386
8,000	Olympus Corp.	328,586
16,000	Ono Pharmaceutical Co., Ltd.	348,507
8,000	OSG Corp.	163,411
16,000	Park24 Co., Ltd.	381,218
8,000	Pigeon Corp.	311,679
56,000	Renesas Electronics Corp.*	321,602
16,000	Resorttrust, Inc.	223,615
8,000	Rohto Pharmaceutical Co., Ltd.	214,867
8,000	Sanrio Co., Ltd.	165,028
40,000	Sanwa Holdings Corp.	459,432
8,000	Sawai Pharmaceutical Co., Ltd.	411,651
8,000	SCSK Corp.	323,073
24,000	Sega Sammy Holdings, Inc.	337,407
24,000	Seiko Epson Corp.	381,071
16,000	Seria Co., Ltd.	492,511
16,000	Seven & I Holdings Co., Ltd.	696,720
8,000	Shin-Etsu Chemical Co., Ltd.	674,520
8,000	Shiseido Co., Ltd.	475,972
32,000	Skylark Holdings Co., Ltd.	532,206
8,000	Square Enix Holdings Co., Ltd.	264,633
24,000	Subaru Corp.	562,786

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Japan (Continued)
80,000	Sumitomo Chemical Co., Ltd.	$416,062
24,000	Sumitomo Dainippon Pharma Co., Ltd.	561,463
32,000	Sumitomo Electric Industries Ltd.	454,728
8,000	Sumitomo Osaka Cement Co., Ltd.	354,314
48,000	Sumitomo Rubber Industries Ltd.	665,552
16,000	Suntory Beverage & Food Ltd.	707,893
8,000	Suzuki Motor Corp.	417,091
8,000	Sysmex Corp.	444,510
24,000	Taiyo Nippon Sanso Corp.	379,307
32,000	Takara Holdings, Inc.	365,781
23,983	Takeda Pharmaceutical Co., Ltd.	967,209
16,000	THK Co., Ltd.	378,866
16,000	Toho Co., Ltd.	582,927
8,000	Toho Gas Co., Ltd.	342,185
16,000	Tokai Carbon Co., Ltd.	218,469
16,000	Tokyo Gas Co., Ltd.	420,252
16,000	Topcon Corp.	214,941
8,000	TOTO Ltd.	309,841
8,000	Toyo Suisan Kaisha Ltd.	287,053
8,000	Trend Micro, Inc.*	424,883
8,000	Yaskawa Electric Corp.	224,938
16,000	Yokogawa Electric Corp.	297,271
24,000	Zensho Holdings Co., Ltd.	553,524
32,000	Zeon Corp.	327,557
8,000	ZOZO, Inc.	161,206
		43,933,208
	Netherlands – 1.3%
3,280	ASML Holding N.V.	576,664
5,920	Koninklijke DSM N.V.	554,165
8,480	Wolters Kluwer N.V.	529,332
		1,660,161
	Norway – 0.6%
5,440	Bakkafrost P/F	282,866
9,200	Salmar A.S.A.	481,652
		764,518
	Portugal – 0.1%
17,200	Altri SGPS S.A.	142,692

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Spain – 0.5%
8,080	Amadeus IT Group S.A. Class A	$588,548
	Sweden – 4.1%
42,080	Ahlsell A.B.	253,719
13,760	Atlas Copco AB Class A	358,173
39,280	Dometic Group AB	280,254
24,320	Elekta AB Class B	324,992
27,920	Epiroc A.B. Class A*	267,558
26,960	Getinge A.B. - B Shares	303,653
18,560	Hennes & Mauritz AB - B Shares	288,434
46,720	Husqvarna AB Class B	356,316
23,200	Kindred Group PLC	238,020
3,840	Millicom International Cellular S.A.	240,232
22,720	Modern Times Group MTG A.B. - B Shares	764,930
29,360	Sandvik AB	468,280
18,640	SKF AB Class B	312,856
39,360	Svenska Cellulosa AB Class B	345,690
22,160	Trelleborg AB Class B	372,426
		5,175,533
	Switzerland – 2.9%
4,960	Cie Financiere Richemont S.A.	342,065
1,440	Geberit AG	563,314
8,160	LafargeHolcim Ltd.	383,531
7,680	Novartis AG	669,610
8,960	Oriflame Holding AG	199,458
1,680	Roche Holding AG	446,967
240	SGS S.A.	579,377
2,080	Sonova Holding AG	390,380
		3,574,702
	United Kingdom – 5.5%
3,520	ASOS PLC*	152,803
78,240	B&M European Value Retail S.A.	333,669
12,560	Burberry Group PLC	297,645
214,160	Cobham PLC*	303,832
11,680	Coca-Cola HBC AG	393,023
74,720	ConvaTec Group PLC	140,359
6,880	Croda International PLC	436,315
69,840	DS Smith PLC	309,789
6,160	Fevertree Drinks PLC	208,333
22,160	IMI PLC	278,969
43,600	JD Sports Fashion PLC	265,433
37,360	Just Eat PLC*	342,149
84,000	Kingfisher PLC	246,079
63,120	Merlin Entertainments PLC	280,728

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United Kingdom (Continued)
3,760	Reckitt Benckiser Group PLC	$289,989
41,520	Sage Group PLC	341,905
16,480	Smith & Nephew PLC	311,088
28,160	Smiths Group PLC	535,087
5,440	Spirax-Sarco Engineering PLC	458,345
10,160	Unilever PLC	532,527
7,200	Whitbread PLC	462,860
		6,920,927
	United States – 31.6%‡
5,360	Activision Blizzard, Inc.	253,206
3,440	Adobe, Inc.*	852,501
1,920	Advance Auto Parts, Inc.	305,664
6,400	Agilent Technologies, Inc.	486,720
2,960	Albemarle Corp.	238,961
2,720	Alexion Pharmaceuticals, Inc.*	334,451
2,160	Allergan PLC	310,997
5,600	Amdocs Ltd.	312,928
1,760	Amgen, Inc.	329,314
4,720	Amphenol Corp. Class A	414,982
4,480	Analog Devices, Inc.	442,893
2,240	Apple, Inc.	372,826
6,240	AT&T, Inc.	187,574
3,280	Autodesk, Inc.*	482,816
1,600	Becton, Dickinson and Co.	399,136
240	Booking Holdings, Inc.*	439,874
9,360	BorgWarner, Inc.	382,824
6,480	Bristol-Myers Squibb Co.	319,918
4,400	Broadridge Financial Solutions, Inc.	443,652
8,800	Brown-Forman Corp. Class B	415,800
8,160	CBRE Group, Inc. Class A*	373,320
4,560	Celanese Corp. Class A	436,666
2,800	Celgene Corp.*	247,688
3,520	Check Point Software Technologies Ltd.*	393,958
2,720	Cintas Corp.	510,027
10,480	Cisco Systems, Inc.	495,599
10,800	Conagra Brands, Inc.	233,712
1,360	Cooper Companies, Inc.	379,114
27,200	Coty, Inc. Class A	211,072
2,080	Cummins, Inc.	305,989
4,480	Danaher Corp.	496,922
5,360	DENTSPLY SIRONA, Inc.	224,852
4,160	Dollar General Corp.	480,189
4,320	Dollar Tree, Inc.*	418,306

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
3,680	Dover Corp.	$323,214
4,000	Eaton Corp. PLC	305,000
8,640	eBay, Inc.*	290,736
2,400	Edwards Lifesciences Corp.*	409,008
4,640	Eli Lilly and Co.	556,150
6,960	Emerson Electric Co.	455,671
3,040	Equifax, Inc.	325,341
3,760	Estee Lauder Co., Inc. Class A	512,939
2,400	Expedia, Inc.	286,200
3,040	F5 Networks, Inc.*	489,288
2,320	Facebook, Inc. Class A*	386,721
6,240	Fastenal Co.	377,270
10,400	Gap, Inc.	264,576
4,000	Gilead Sciences, Inc.	280,040
3,040	Hasbro, Inc.	275,302
5,440	Henry Schein, Inc.*	422,688
2,720	Honeywell International, Inc.	390,674
10,800	Hormel Foods Corp.	457,056
1,200	Illumina, Inc.*	335,748
4,160	Ingersoll-Rand PLC	416,166
8,160	Intel Corp.	384,499
1,225	International Flavors & Fragrances, Inc.	173,680
2,640	Intuit, Inc.	569,765
2,000	IPG Photonics Corp.*	266,000
12,560	Juniper Networks, Inc.	325,806
2,240	Lam Research Corp.	379,859
11,520	LKQ Corp.*	302,054
4,160	Lowe’s Cos., Inc.	400,026
4,800	Microchip Technology, Inc.	385,776
4,560	Molson Coors Brewing Co. Class B	303,742
6,000	Monster Beverage Corp.*	343,440
8,960	Newell Brands, Inc.	190,042
2,720	NVIDIA Corp.	391,000
1,200	O’Reilly Automotive, Inc.*	413,592
7,040	Oracle Corp.	353,619
3,440	Palo Alto Networks, Inc.*	738,981
3,200	Parker-Hannifin Corp.	527,392
6,560	PayPal Holdings, Inc.*	582,266
10,640	Pentair PLC	438,262
8,480	Perrigo Co. PLC	393,896
3,600	PPG Industries, Inc.	379,584
2,560	PVH Corp.	279,322
2,960	Qorvo, Inc.*	193,466
4,640	QUALCOMM, Inc.	229,773

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
3,440	Red Hat, Inc.*	$611,769
459	Resideo Technologies, Inc.*	10,066
2,800	Rockwell Automation, Inc.	474,656
5,280	Seagate Technology PLC	233,798
7,760	SEI Investments Co.	368,910
2,320	Snap-on, Inc.	385,097
5,040	Southwest Airlines Co.	286,070
6,160	Splunk, Inc.*	769,014
2,480	Stanley Black & Decker, Inc.	313,571
2,960	Stryker Corp.	525,607
5,680	Synopsys, Inc.*	530,228
6,640	Tapestry, Inc.	257,034
8,000	Textron, Inc.	425,840
2,000	Thermo Fisher Scientific, Inc.	491,340
4,640	Tractor Supply Co.	396,256
9,680	UGI Corp.	552,050
3,120	Varian Medical Systems, Inc.*	411,934
3,040	VMware, Inc. Class A	459,253
800	W.W. Grainger, Inc.	236,312
3,280	Wabtec Corp.	226,845
5,200	Walgreens Boots Alliance, Inc.	375,752
5,520	Xilinx, Inc.	617,909
7,200	Xylem, Inc.	513,072
2,960	Zimmer Biomet Holdings, Inc.	324,298
4,880	Zoetis, Inc. Class A	420,461
		39,657,223
	Total Common Stocks (Cost $125,782,190)	125,438,443
	Short-Term Investments – 0.0%
18,060	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 2.27%#	18,060
	Total Short-Term Investments (Cost $18,060)	18,060
	Total Investments – 99.9% (Cost $125,800,250)	125,456,503
	Other Assets in Excess of Liabilities – 0.1%	113,345
	Total Net Assets – 100.0%	$125,569,848

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Concluded
January 31, 2019 (Unaudited)

* Non-income producing security.

‡Please see Note 3 for more information about geographic investment and other risks.

#The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The Schedule of Investments herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the schedule of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value ("NAV") and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of January 31, 2019 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$125,438,443	$—	$—	$125,438,443
Short-Term Investments	18,060	—	—	18,060
Total	$125,456,503	$—	$—	$125,456,503

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of January 31, 2019, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk:  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Focus Risk:  The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

January 31, 2019 (Unaudited)

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 15, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 15, 2019